Note H - Interest Rate Swaps (Details Textual) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Deposit Assets, Total	$ 350	$ 350
Interest Rate Swap [Member]
Derivative Asset, Notional Amount	9,219	7,234
Interest Rate Derivative Instruments Not Designated as Hedging Instruments at Fair Value, Net, Total	$ 101	$ 59